Capital disclosures - Ratio of Net Debt to Fund Flows Operations (Details) $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Capital disclosures
Long-term debt	$ 1,081,351	$ 1,651,569	$ 1,933,848
Adjusted working capital (1)	(265,111)	(9,284)
Unrealized FX on swapped USD borrowings	(1,876)	(16,067)
Current liabilities	892,045	746,813
Current assets	(714,446)	(472,845)
Net debt	$ 1,344,586	$ 1,644,786
Ratio of net debt to four quarter trailing fund flows from operations	0.82	1.79